Other Financial Assets and Liabilities - Summary of Changes in Available-for-Sale Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Beginning	₩ 404,774	₩ 360,037
Acquisition	89,027	44,302	₩ 99,111
Disposal	(129,682)	(18,161)
Valuation	67,593	14,413
Impairment	(6,137)	(966)
Reclassification	(44,622)	5,149
Changes in scope of consolidation	0	0
Ending	₩ 380,953	₩ 404,774	₩ 360,037